TREASURY SHARES - Additional Information (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Treasury Shares
Ordinary shares, shares authorized	800,000,000		800,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued	270,740,388		270,740,388
Treasury stock not in use and not outstanding	3,942,189		5,362,497
Exercise of stock options (in shares)	1,191,073
Ordinary share
Treasury Shares
Treasury stock exercise of share options and vesting of restricted share units	1,191,073	0
Treasury stock not in use and not outstanding	3,942,189	5,362,497
Issuance of ordinary shares for restricted share units	229,235	655,683